Accounts Receivable, Net - Schedule of Movement of Allowance for Doubtful Accounts (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	$ 7,133,370	$ 7,080,677	$ 2,607,600
Provision for credit losses	4,625,042	256,834	4,783,518
Written-off	(131,158)	(6,214)
Foreign currency translation adjustments	(192,823)	(197,927)	(310,441)
Ending balance	$ 11,434,431	$ 7,133,370	$ 7,080,677